  Nationwide(R) VL
Separate Account-D
   June 30, 1999

The Best
   of America
       America's FUTURE Life Series(SM)

                                    '99
                                    Semi-Annual Report

                                                  [Nationwide Logo]

                                   Nationwide Life and Annuity Insurance Company
                                          Home Office: Columbus, Ohio
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                                [Nationwide Logo]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [Photo]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VL Separate Account-D.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains.Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness.The Fed is mindful of the resilient U.S.economy and the increasingly tight labor pool that portends future wage inflation.Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion.How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant.We are currently contacting our critical business partners to determine if they will be Year 2000 compliant.Contingency plans are being developed and are to be completed by the end of the third quarter.All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals.You have our commitment to provide the consistent, high quality service you expect and deserve.


                        /s/ Joseph J. Gasper, President
                           Joseph J.Gasper, President
                                 August 19, 1999



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                        NATIONWIDE VL SEPARATE ACCOUNT-D
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 June 30, 1999
                                   (UNAUDITED)

Assets:

   Investments at market value:
     Dreyfus Variable Investment Fund - Quality Bond Portfolio
        724 shares (cost $8,011) . . . . . . . . . . . . . . . . . . . . . . . .   $    8,025

     Fidelity VIP - Overseas Portfolio: Service Class
        697 shares (cost $14,179) . . . . . . . . . . . . . . . . . . . . . . .        14,468

     INVESCO VIF - Dynamics Portfolio
        2,692 shares (cost $37,691) . . . . . . . . . . . . . . . . . . . . . .        39,360

     INVESCO VIF - Blue Chip Growth Portfolio
        2,711 shares (cost $40,363) . . . . . . . . . . . . . . . . . . . . . .        42,394

     INVESCO VIF - High Yield Portfolio
        1,179 shares (cost $14,138) . . . . . . . . . . . . . . . . . . . . . .        14,168

     INVESCO VIF - Industrial Income Portfolio
        4,223 shares (cost $87,000) . . . . . . . . . . . . . . . . . . . . . .        89,405

     Nationwide SAT - Money Market Fund
        4,030 shares (cost $4,030) . . . . . . . . . . . . . . . . . . . . . . .        4,030
                                                                                    ---------
           Total investments . . . . . . . . . . . . . . . . . . . . . . . . . .      211,850

   Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        -
           Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .       211,850
                                                                                    ---------
Accounts payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           57
                                                                                    ---------
Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 211,793
                                                                                    =========

See accompanying notes to financial statements.


                                       4
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                       NATIONWIDE VLI SEPARATE ACCOUNT-D
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                      SIX MONTH PERIOD ENDED JUNE 30,1999
                                  (UNAUDITED)

                                                                                                                    INVESCO VIF
                                                                     Dreyfus VIF   Fidelity VIP     INVESCO VIF      Blue Chip
                                                                    Quality Bond       Overseas       Dynamics        Growth
                                                            Total      Portfolio      Portfolio      Portfolio       Portfolio
Investment activity:
  Reinvested dividends ............................     $      30             16             --             --             --
  Mortality and expense charges (note 3) ..........           (88)            (4)            (7)           (18)           (18)
                                                        ---------        --------       --------        -------        -------
     Net investment income ........................           (58)            13             (7)           (18)           (18)
                                                        ---------        --------       --------        -------        -------

  Proceeds from mutual fund shares sold ...........         5,247            201            361            968            986
  Cost of mutual fund shares sold .................        (5,404)          (203)          (365)        (1,006)        (1,034)
                                                        ---------        --------       --------        -------        -------
     Realized gain (loss) on investments ..........          (157)            (2)            (4)           (38)           (48)
  Change in unrealized gain (loss) on investments .         6,439             15            289          1,669          2,031
                                                        ---------        --------       --------        -------        -------
     Net gain (loss) on investments ...............         6,282             13            285          1,631          1,983
                                                        ---------        --------       --------        -------        -------
  Reinvested capital gains ........................            --             --             --             --             --
                                                        ---------        --------       --------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         6,224             26            278          1,614          1,965
                                                        ---------        --------       --------        -------        -------

Equity transactions:
  Purchase payments received from
     contract owners ..............................       226,651          4,349          7,832         21,585         22,215
  Transfers between funds .........................            --          4,245          7,429         19,104         21,226
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................       (21,082)          (602)        (1,082)        (2,959)        (3,030)
                                                        ---------        --------       --------        -------        -------
       Net equity transactions ....................       205,569          7,993         14,180         37,730         40,411
                                                        ---------        --------       --------        -------        -------

Net change in contract owners' equity .............       211,793          8,019         14,458         39,344         42,376
Contract owners' equity beginning of period .......            --             --             --             --             --
                                                        ---------        -------        -------         ------         ------
Contract owners' equity end of period .............     $ 211,793          8,019         14,458         39,344         42,376
                                                        =========        ========       ========        =======        ======

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-D
                          STATEMENTS OF OPERATIONS AND
                               CHANGES IN CONTRACT
                                OWNERS' EQUITY
                             SIX MONTH PERIOD ENDED
                                  JUNE 30,1999
                                   (UNAUDITED)

                                                                         INVESCO VIF
                                                           INVESCO VIF    Industrial    Nationwide SAT
                                                            High Yield        Income      Money Market
                                                             Portfolio     Portfolio              Fund
Investment activity:
  Reinvested dividends ............................                --             --                14
  Mortality and expense charges (note 3) ..........                --            (40)               (2)
                                                              --------        -------         --------
     Net investment income ........................                --            (40)               12
                                                              --------        -------         --------

  Proceeds from mutual fund shares sold ...........               357          2,271               103
  Cost of mutual fund shares sold .................              (361)        (2,332)             (103)
                                                              --------        -------         --------
     Realized gain (loss) on investments ..........                (4)           (61)               --
  Change in unrealized gain (loss) on investments .                30          2,405                --
                                                              --------        -------         --------
     Net gain (loss) on investments ...............                26          2,344                --
                                                              --------        -------         --------
  Reinvested capital gains ........................                --             --                --
                                                              --------        -------         --------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........                26          2,304                12
                                                              --------        -------         --------

Equity transactions:
  Purchase payments received from
     contract owners ..............................             7,786         49,307           113,577
  Transfers between funds .........................             7,429         44,575          (104,009)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................            (1,080)        (6,780)           (5,550)
                                                              --------        -------         --------
       Net equity transactions ....................            14,135         87,102             4,018
                                                              --------        -------         --------

Net change in contract owners' equity .............            14,161         89,406             4,029
Contract owners' equity beginning of period .......                --             --                --
                                                               ------         ------          --------
Contract owners' equity end of period .............            14,161         89,406             4,029
                                                               ======         =======         ========

See accompanying notes to financial statements.


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                        NATIONWIDE VL SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30,1999
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers Flexible Premium Variable Life Insurance Policies through the Account.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase.See note 2 for a discussion of policy charges, and note 3 for asset charges.

        Contract owners may invest in the following:

            Dreyfus Variable Investment Fund - Quality Bond Portfolio

            Fidelity VIP - Overseas Portfolio:Service Class

            Goldman Sachs VIT - Global Income Fund

            Portfolio of the INVESCO Variable Investment Fund (INVESCO VIF);
              INVESCO VIF - Dynamics Portfolio
              INVESCO VIF - Blue Chip Growth Portfolio
              INVESCO VIF - Health Sciences Portfolio
              INVESCO VIF - High Yield Portfolio
              INVESCO VIF - Industrial Income Portfolio
              INVESCO VIF - Realty Portfolio
              INVESCO VIF - Small Company Growth Portfolio
              INVESCO VIF - Technology Portfolio
              INVESCO VIF - Total Return Portfolio
              INVESCO VIF - Utilities Portfolio

            Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
              Nationwide SAT Capital Appreciation Fund
              Nationwide SAT Government Bond Fund
              Nationwide SAT Money Market Fund
              Nationwide SAT Total Return Fund
              Nationwide SAT Nationwide Balanced Fund
              Nationwide SAT Nationwide Equity Income Fund
              Nationwide SAT Nationwide Global Equity Fund
              Nationwide SAT Nationwide High Income Bond Fund
              Nationwide SAT Nationwide Multi-Sector Bond Fund
              Nationwide SAT Nationwide Select Advisers Mid Cap Fund Nationwide SAT Nationwide Select Advisers Small Cap Growth Fund Nationwide SAT Nationwide Small Cap Value Fund
              Nationwide SAT Nationwide Small Company Fund
              Nationwide SAT Nationwide Strategic Growth Fund
              Nationwide SAT Nationwide Strategic Value Fund

            Salomon Brothers Investors Fund


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        At June 30, 1999, contract owners have invested in all of the above
        funds.The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

        The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999.The cost of investments sold is determined on the specific identification basis.Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premium

        On corporate flexible premium life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

    (b) Cost of Insurance

        A cost of insurance charge is assessed monthly against each contract.The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

        For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

(3) ASSET CHARGES

    For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges.This charge is guaranteed not to exceed an annual effective rate of .75%.On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

(4) DEATH BENEFITS

    Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary.The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.


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(5) POLICY LOANS (NET OF REPAYMENTS)

    Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value.Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan.Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate.Interest credited is paid by the Company's general account to the Account.Loan repayments result in a transfer of collateral including interest back to the Account.

(6) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.


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(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners'equity at June 30, 1999.

                                                                                                    Period
    Contract owners' equity represented by:                 Units     Unit Value                  Return(*)
                                                            -----     ----------                  ---------
      Dreyfus Variable Investment Fund -
         Quality Bond Portfolio ..........................    814     $  9.850744        8,019          (1)%
      Fidelity VIP -
         Overseas Service Class Shares ...................  1,394       10.371806       14,458            4%
      INVESCO VIF - Dynamics Portfolio ...................  3,325       11.832674       39,344           18%
      INVESCO VIF - Blue Chip Growth Portfolio ...........  3,970       10.674111       42,376            7%
      INVESCO VIF - High Yield Portfolio .................  1,341       10.559719       14,161            6%
      INVESCO VIF - Industrial Income Portfolio ..........  7,933       11.270116       89,406           13%
      Nationwide SAT - Money Market Fund .................    395       10.199244        4,029            2%
                                                            =====     ===========       ======

                                                                                     $(211,793)

(*)The period return does not include contract charges satisfied by surrendering units.


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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220


                                        Bulk Rate
                                       U.S.Postage
                                          PAID
                                     Columbus, Ohio
                                      Permit No.521

Nationwide((R)) is a registered federal service mark of Nationwide Mutual Insurance Company